Repurchase of shares (Tables)	12 Months Ended
Dec. 31, 2024
Repurchase of shares
Schedule of the shares repurchased

	Maximum value of
	ordinary shares or ADSs of
Repurchase program	iClick Cayman to repurchase	Effective period
December 2021 Share Repurchase Program	20,000	Year ended December 31, 2022
December 2022 Share Repurchase Program	5,000	Year ending December 31, 2023

	Total number of
	ADSs purchased
	as part of the	Average
	publicly	price paid
Period	announced plan	per ADS
December 2021 Share Repurchase Program
- For the year ended December 31, 2022	731,881	10.349
December 2022 Share Repurchase Program
- For the year ended December 31, 2023	126,883	1.679